SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2020
Scope of Consolidation [Abstract]
Disclosure of scope of consolidation	The Group’s scope of consolidation at December 31, 2020 and 2019 was as follows:

			At December 31, 2020		At December 31, 2019
Name	Country	Nature of business	Shares held by the Group	Shares held by NCI	Shares held by the Group	Shares held by NCI
Directly held interests
Ferrari S.p.A.	Italy	Manufacturing	100%	—%	100%	—%

Indirectly held through Ferrari S.p.A.
Ferrari North America Inc.	USA	Importer and distributor	100%	—%	100%	—%
Ferrari Japan KK	Japan	Importer and distributor	100%	—%	100%	—%
Ferrari Australasia Pty Limited	Australia	Importer and distributor	100%	—%	100%	—%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.	China	Importer and distributor	80%	20%	80%	20%
Ferrari (HK) Limited	Hong Kong	Importer and distributor	100%	—%	100%	—%
Ferrari Far East Pte Limited	Singapore	Service company	100%	—%	100%	—%
Ferrari Management Consulting (Shanghai) Co. L.t.d.	China	Service company	100%	—%	100%	—%
Ferrari South West Europe S.a.r.l.	France	Service company	100%	—%	100%	—%
Ferrari Central Europe GmbH	Germany	Service company	100%	—%	100%	—%
G.S.A. S.A.	Switzerland	Service company	100%	—%	100%	—%
Mugello Circuit S.p.A.	Italy	Racetrack management	100%	—%	100%	—%
Ferrari Financial Services Inc.	USA	Financial services	100%	—%	100%	—%

Indirectly held through other Group entities
Ferrari Auto Securitization Transaction LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Lease, LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Select, LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Financial Services Titling Trust (1)	USA	Financial services	100%	—%	100%	—%
410, Park Display, Inc. (2)	USA	Retail	100%	—%	100%	—%
_____________________________
(1)    Shareholding held by Ferrari Financial Services Inc.
(2)    Shareholding held by Ferrari North America Inc.

	At December 31,
	2020	2019
	(€ thousand)
Equity attributable to non-controlling interests	4,018	5,998

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Net profit attributable to non-controlling interests	1,063	2,890	1,949